Annual Total Returns [BarChart] - BlackRock Basic Value V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.45%)
Annual Return 2012	14.05%
Annual Return 2013	38.07%
Annual Return 2014	9.93%
Annual Return 2015	(5.95%)
Annual Return 2016	18.19%
Annual Return 2017	8.24%
Annual Return 2018	(7.85%)
Annual Return 2019	23.91%
Annual Return 2020	3.43%